Quarterly Results (Unaudited) (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Unaudited Quarterly Results

Unaudited quarterly results were as follows:

	2013
(in thousands, except per share data)	First	Second	Third	Fourth
Revenues	$271,765	$287,972	$281,281	$228,108
Net income (loss) from continuing operations	4,636	(2,969)	8,657	(22,584)
Net income (loss)	3,991	(23,866)	8,665	(24,813)
Net (loss) attributable to noncontrolling interests	(241)	(159)	(189)	(39)
Net income (loss) attributable to Layne	3,750	(24,025)	8,476	(24,852)
Basic income (loss) per share - continuing operations	0.23	(0.16)	0.43	(1.16)
Diluted income (loss) per share - continuing operations	0.22	(0.16)	0.43	(1.15)
Basic income (loss) per share	0.19	(1.23)	0.4	(1.28)
Diluted income (loss) per share	0.19	(1.23)	0.43	(1.27)

	2012
(in thousands, except per share data)	First	Second	Third	Fourth
Revenues	$259,942	$287,734	$288,075	$270,267
Net income (loss) from continuing operations	12,588	10,481	9,121	(86,863)
Net income (loss)	13,632	11,178	9,581	(87,573)
Net (loss) attributable to noncontrolling interests	(566)	(568)	(828)	(931)
Net income (loss) attributable to Layne	13,066	10,610	8,753	(88,504)
Basic income (loss) per share - continuing operations	0.62	0.51	0.43	(4.51)
Diluted income (loss) per share - continuing operations	0.62	0.50	0.42	(4.49)
Basic income (loss) per share	0.67	0.55	0.45	(4.55)
Diluted income (loss) per share	0.67	0.54	0.45	(4.55)